                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-7129

                     (Investment Company Act File Number)

                   Federated Managed Allocation Portfolios
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/03

             Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

[Logo of Federated Investors]

Federated Conservative Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

(formerly, Federated Managed Conservative Growth Portfolio)

ANNUAL SHAREHOLDER REPORT

November 30, 2003

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED   •   MAY LOSE VALUE   •   NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.70	$10.22	$11.19	$11.82	$12.15
Income From Investment Operations:
Net investment income	0.24 [1]	0.31 [2]	0.35	0.48 [1]	0.45
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.81	(0.57)[2]	(0.43)	(0.40)	0.14

Total from investment operations	1.05	(0.26)	(0.08)	0.08	0.59

Less Distributions:
Distributions from net investment income	(0.25)	(0.26)	(0.37)	(0.45)	(0.45)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.26)	(0.47)

TOTAL DISTRIBUTIONS	(0.25)	(0.26)	(0.89)	(0.71)	(0.92)

Net Asset Value, End of Period	$10.50	$ 9.70	$10.22	$11.19	$11.82

Total Return[3]	10.99%	(2.56)%	(0.75)%	0.60%	5.11%

Ratios to Average Net Assets:

Expenses	1.23%	1.15%	1.13%	1.06%	1.04%

Net investment income	2.39%	3.01%[2]	3.62%	4.11%	3.78%

Expense waiver/reimbursement[4]	0.21%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$74,512	$76,842	$110,413	$121,563	$51,961

Portfolio turnover	103%	11%	20%	43%	94%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.69	$10.22	$11.17	$11.80	$12.14
Income From Investment Operations:
Net investment income	0.17 [1]	0.23 [2]	0.34	0.40 [1]	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.81	(0.57)[2]	(0.48)	(0.40)	0.13

Total from investment operations	0.98	(0.34)	(0.14)	--	0.50

Less Distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.29)	(0.37)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.26)	(0.47)

TOTAL DISTRIBUTIONS	(0.18)	(0.19)	(0.81)	(0.63)	(0.84)

Net Asset Value, End of Period	$10.49	$9.69	$10.22	$11.17	$11.80

Total Return[3]	10.22%	(3.31)%	(1.33)%	(0.11)%	4.29%

Ratios to Average Net Assets:

Expenses	1.93%	1.85%	1.83%	1.76%	1.74%

Net investment income	1.68%	2.31%[2]	2.92%	3.42%	3.08%

Expense waiver/reimbursement[4]	0.26%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,975	$38,481	$50,413	$55,004	$64,972

Portfolio turnover	103%	11%	20%	43%	94%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the twelve month reporting period ended November 30, 2003, a shareholder in the Federated Conservative Allocation Fund's Institutional Shares had a total return of 10.99%1 while a shareholder in the fund's Select Shares had a total return of 10.22%.1

The primary influences on the returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. The fund has, by design, the lowest allocation to stocks of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for stocks versus bonds during the 12-month reporting period resulted in this fund having the lowest returns of the other funds in the series. Returns were improved by a higher than normal allocation to stocks that was maintained during the entire reporting period.

The stock portion of the fund is invested in a diversified portfolio of domestic and foreign stocks. Early in the 12-month reporting period, stock prices were depressed by concerns about a war in Iraq and weaker economic data. A successful end to the Iraqi conflict combined with indications of faster growth of the U.S. economy and faster growth of corporate earnings resulted in a strong rally in stock prices. The continuation of the rally was supported by unusually strong economic growth during the third quarter of 2003. Small-cap stocks benefited the most from this recovery as indicated by a 36.28% return for the Russell 2000 Index.2,3 Returns of the fund were enhanced by investing a portion of the stock allocation in small-cap stocks.

The bond portion of the fund is invested in a diversified portfolio of domestic and foreign bonds. Returns within the bond categories were highly varied. Riskier bonds such as high yield, non-investment grade bonds had exceptionally high returns while less risky bonds like U.S. Treasury bonds had much lower returns. High yield bonds often have high returns during periods of economic recovery because the improving economic environment reduces the risk of default. High quality bonds often perform poorly during these periods because of concerns that stronger economic growth will bring higher inflation rates and less accommodation by the Federal Reserve Board. Fund returns were enhanced by allocations to high yield bonds and investment-grade bonds. Although the gains were not as large as for high yield bonds, investment-grade corporate bonds also benefited from the economic recovery.4

The fund benefited from investments in both foreign stocks and bonds.5 Investor concerns about the high U.S. current account deficit helped fuel a decline in the value of the dollar and corresponding rise in the value of foreign currencies. This resulted in most types of foreign securities outperforming their U.S. counterparts.

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

5 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 40% Standard & Poor's 500 Index/60% Lehman Brothers Aggregate Bond Index (40% S&P 500/60% LBAB)2

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	10.99%
5 Years	2.57%
Start of Performance (5/25/1994)	6.41%

GROWTH OF $25,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions.The LBAB and the 40% S&P 500/60% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB and the 40% S&P 500/60% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

GROWTH OF A $10,000 INVESTMENT -- SELECT SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Conservative Allocation Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2003, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the 40% Standard & Poor's 500 Index/60% Lehman Brothers Aggregate Bond Index (40% S&P 500/60% LBAB)2

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	10.22%
5 Years	1.84%
Start of Performance (5/25/1994)	5.68%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and the 40% S&P 500/60% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB and the 40% S&P 500/60% LBAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

Portfolio of Investments

November 30, 2003

Shares or Principal Amount			Value in U.S. Dollars
		MUTUAL FUNDS-90.7%1
4,175,951		Capital Appreciation Core Fund	$42,328,653
79,354		Emerging Markets Fixed Income Core Fund	1,141,979
1,437,678		Federated Intermediate Income Fund, Class IS	14,721,819
598,664		Federated International Capital Appreciation Fund, Class A	4,777,336
1,772,476		Federated Mortgage Core Portfolio	17,972,906
1,128,721		Federated U.S. Government Securities Fund: 2-5 Years, Class IS	12,946,435
675,032		High Yield Bond Portfolio	4,610,467
4,402,066		Prime Value Obligations Fund, IS Shares	4,402,066

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $102,563,587)	102,901,661

		TREASURY SECURITIES-9.3%
$5,300,000	[2]	United States Treasury Bill, 1/29/2004 (security held as collateral for futures contracts)	5,292,262
4,710,000		United States Treasury Bond, 6.125%, 11/15/2027	5,267,099

		TOTAL TREASURY SECURITIES (IDENTIFIED COST $10,412,004)	10,559,361

		TOTAL INVESTMENTS--100% (IDENTIFIED COST $112,975,591)3	113,461,022

		OTHER ASSETS AND LIABILITIES-NET--0.0%	25,874

		TOTAL NET ASSETS--100%	$113,486,896

1 Affiliated companies.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts was $5,553,450 at November 30, 2003.

3 The cost of investments for federal tax purposes amounts to $113,163,374.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $102,901,661 of investments in affiliated issuers (Note 6) (identified cost $112,975,591)		$113,461,022
Cash		48,783
Cash denominated in foreign currencies (identified cost $11,343)		11,482
Income receivable		36,943
Receivable for daily variation margin		5,775
Receivable for shares sold		22,681

TOTAL ASSETS		113,586,686

Liabilities:
Payable for shares redeemed	$31,736
Payable for custodian fees	15,963
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	15,769
Payable for Directors'/Trustees' fees	111
Payable for portfolio accounting fees (Note 6)	4,933
Payable for distribution services fee (Note 6)	15,924
Payable for shareholder services fee (Note 6)	11,015
Accrued expenses	4,339

TOTAL LIABILITIES		99,790

Net assets for 10,808,929 shares outstanding		$113,486,896

Net Assets Consist of:
Paid in capital		$115,681,230
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		660,868
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(4,234,157)
Undistributed net investment income		1,378,955

TOTAL NET ASSETS		$113,486,896

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$74,512,020 ÷ 7,094,615 shares outstanding		$10.50

Select Shares:
$38,974,876 ÷ 3,714,314 shares outstanding		$10.49

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $1,277,660 received from affiliated issuers (Note 6) and net of foreign taxes withheld of $8,187)			$1,978,640
Interest			2,005,803
Income allocated from partnership (Note 6)			61,465

TOTAL INCOME			4,045,908

Expenses:
Investment adviser fee (Note 6)		$838,362
Administrative personnel and services fee (Note 6)		157,877
Custodian fees		44,986
Transfer and dividend disbursing agent fees and expenses (Note 6)		129,052
Directors'/Trustees' fees		3,583
Auditing fees		6,556
Legal fees		5,296
Portfolio accounting fees (Note 6)		68,830
Distribution services fee--Select Shares (Note 6)		281,974
Shareholder services fee--Institutional Shares (Note 6)		185,463
Shareholder services fee--Select Shares (Note 6)		93,991
Share registration costs		37,282
Printing and postage		31,660
Insurance premiums		1,911
Miscellaneous		4,370

EXPENSES BEFORE ALLOCATION		1,891,193

Expenses allocated from partnership		1,310

TOTAL EXPENSES		1,892,503

Waivers and Reimbursements (Note 6):
Reimbursement of investment adviser fee	$(3,227)
Waiver of administrative personnel and services fee	(2,784)
Waiver of distribution services fee--Select Shares	(93,991)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(148,764)
Reimbursement of shareholder services fee--Select Shares	(205)

TOTAL WAIVERS AND REIMBURSEMENTS		(248,971)

Net expenses			1,643,532

Net investment income			2,402,376

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $149,238 on sales of investments in affiliated issuers) (Note 6)			1,173,554
Net realized gain on futures contracts			1,944,398
Net realized loss allocated from partnership			(40,180)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			5,882,858

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			8,960,630

Change in net assets resulting from operations			$11,363,006

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,402,376	$3,775,141
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	3,077,772	(3,114,638)
Net realized gain on capital gain distributions from other investment companies	--	325
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	5,882,858	(5,166,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,363,006	(4,505,173)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,878,257)	(2,477,875)
Select Shares	(678,228)	(899,714)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,556,485)	(3,377,589)

Share Transactions:
Proceeds from sale of shares	19,029,377	18,592,054
Net asset value of shares issued to shareholders in payment of distributions declared	1,994,868	2,489,235
Cost of shares redeemed	(31,667,013)	(58,701,372)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,642,768)	(37,620,083)

Change in net assets	(1,836,247)	(45,502,845)

Net Assets:
Beginning of period	115,323,143	160,825,988

End of period (including undistributed net investment income of $1,378,955 and $130,669, respectively)	$113,486,896	$115,323,143

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Conservative Allocation Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation. Effective October 6, 2003, the Fund changed its name from Federated Managed Conservative Growth Portfolio to Federated Conservative Allocation Fund. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Federated Core Trust II (the "Core Trust II") which is independently managed by Federated Global Investment Management Corp. Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The Fund may invest in common stock (including American Depositary Receipts) of companies with large- and medium-market capitalizations that offer superior growth prospects or of companies whose stock is undervalued primarily by investing in Capital Appreciation Core Fund ("CACORE"), a portfolio of Core Trust II. The investment objective of CACORE is to provide capital appreciation. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from CACORE. Additional information regarding CACORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2003, the Fund had realized gain of $1,944,398 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	21 S&P 500 Index Futures	Long	$175,087

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(476,028)	$609	$(476,637)	$(153,941)	$(142,161)	$296,102

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended November 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,503,111	$14,823,213	1,343,155	$13,288,599
Shares issued to shareholders in payment of distributions declared	140,490	1,388,848	171,487	1,696,546
Shares redeemed	(2,470,974)	(24,369,765)	(4,392,552)	(43,299,445)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(827,373)	$(8,157,704)	(2,877,910)	$(28,314,300)

Year Ended November 30	2003		2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	421,880	$4,206,164	536,070	$5,303,455
Shares issued to shareholders in payment of distributions declared	61,334	606,020	80,109	792,689
Shares redeemed	(740,182)	(7,297,248)	(1,579,237)	(15,401,927)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(256,968)	$(2,485,064)	(963,058)	$(9,305,783)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,084,341)	$(10,642,768)	(3,840,968)	$(37,620,083)

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnership.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets was as follows:

	Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(27,641)	$1,402,395	$(1,374,754)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary Income[1]	$2,556,485	$3,377,589

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,426,614
Net unrealized appreciation	$473,085
Capital loss carryforward	$3,918,945

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $113,163,374. The net unrealized appreciation of investments for federal tax purposes was $297,648. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,420,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,122,825.

At November 30, 2003, the Fund had a capital loss carryforward of $3,918,945, which will reduce the Fund's taxable income arising from future net realized gains on investment, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such a capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,604,810
2010	$2,314,135

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Capital Appreciation Core Fund	$ 58,295
Emerging Markets Fixed Income Core Fund	$ 3,170
Federated Intermediate Income Fund	$ 11,890
Federated Mortgage Core Portfolio	$815,318
Federated U.S. Government Securities Fund: 2-5 Years	$ 14,084
High Yield Bond Portfolio	$432,699
Prime Value Obligations Fund	$ 3,669

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $12,832 and $142,261, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$97,334,042
Sales	$92,233,082

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 18.54% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION
PORTFOLIOS AND SHAREHOLDERS OF FEDERATED CONSERVATIVE
ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Conservative Allocation Fund (the "Fund") as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Federated Conservative Allocation Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 23, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e. , "Interested" Board members) and those who are not (i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund`s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993

Principal Occupations: Chairman and Director or Trustee
of the Federated Fund Complex; Chairman and Director,
Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
Research Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993
Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director,
University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting);
Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University;
Partner, Murray Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp.
(engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.;
Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
Securities Corp.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: November 1999

John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Conservative Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00872-01 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

[Logo of Federated Investors]

Federated Growth
Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios
(formerly, Federated Managed Growth Portfolio)

ANNUAL SHAREHOLDER REPORT

November 30, 2003

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS REPORT
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured   •   May Lose Value   •   No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.93	$11.39	$13.42	$15.17	$14.12
Income From Investment Operations:
Net investment income	0.08 [1]	0.12 [2]	0.18	0.27 [1]	0.22
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.36	(1.47)[2]	(1.39)	(1.02)	1.75

TOTAL FROM INVESTMENT OPERATIONS	1.44	(1.35)	(1.21)	(0.75)	1.97

Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.18)	(0.22)	(0.20)
Distributions from paid in capital[3]	--	--	(0.03)	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.61)	(0.78)	(0.72)

TOTAL DISTRIBUTIONS	(0.07)	(0.11)	(0.82)	(1.00)	(0.92)

Net Asset Value, End of Period	$11.30	$ 9.93	$11.39	$13.42	$15.17

Total Return[4]	14.56%	(11.95)%	(9.55)%	(5.48)%	14.83%

Ratios to Average Net Assets:

Expenses	1.41%	1.28%[5]	1.27%	1.16%	1.15%

Net investment income	0.78%	0.98%[2]	1.52%	1.81%	1.53%

Expense waiver/reimbursement[6]	0.22%	0.20%	0.20%	0.20%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$46,069	$48,840	$69,632	$83,495	$93,453

Portfolio turnover	145%	14%	43%	86%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.92	$11.38	$13.40	$15.15	$14.10
Income From Investment Operations:
Net investment income	0.01 [1]	0.03 [2]	0.10	0.17 [1]	0.12
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.36	(1.46)[2]	(1.39)	(1.02)	1.75

TOTAL FROM INVESTMENT OPERATIONS	1.37	(1.43)	(1.29)	(0.85)	1.87

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.10)	(0.12)	(0.10)
Distributions from paid in capital[3]	--	--	(0.02)	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.61)	(0.78)	(0.72)

TOTAL DISTRIBUTIONS	(0.01)	(0.03)	(0.73)	(0.90)	(0.82)

Net Asset Value, End of Period	$11.28	$ 9.92	$11.38	$13.40	$15.15

Total Return[4]	13.81%	(12.60)%	(10.18)%	(6.15)%	14.05%

Ratios to Average Net Assets:

Expenses	2.11%	1.98%[5]	1.97%	1.86%	1.85%

Net investment income	0.08%	0.28%[2]	0.82%	1.13%	0.83%

Expense waiver/reimbursement[6]	0.27%	0.25%	0.25%	0.25%	0.27%

Supplemental Data:
Net assets, end of period (000 omitted)	$38,481	$38,719	$59,463	$72,377	$68,512

Portfolio turnover	145%	14%	43%	86%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the twelve month reporting period ended November 30, 2003, a shareholder in the Federated Growth Allocation Fund's Institutional Shares had a total return of 14.56%1 while a shareholder in the fund's Select Shares had a total return of 13.81%.1

The primary influences on the returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. The fund has, by design, the highest allocation to stocks of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for stocks versus bonds during the 12-month reporting period resulted in this fund having the highest returns of the other funds in the series. Returns were further enhanced by a higher than normal allocation to stocks that was maintained during the entire reporting period.

The stock portion of the fund is invested in a diversified portfolio of domestic and foreign stocks. Early in the 12-month reporting period, stock prices were depressed by concerns about a war in Iraq and weaker economic data. A successful end to the Iraqi conflict combined with indications of faster growth of the U.S. economy and faster growth of corporate earnings resulted in a strong rally in stock prices. The continuation of the rally was supported by unusually strong economic growth during the third quarter of 2003. Small-cap stocks benefited the most from this recovery as indicated by a 36.28% return for the Russell 20002 Index. Returns of the fund were enhanced by investing a portion of the stock allocation in small-cap stocks.3

The bond portion of the fund is invested in a diversified portfolio of domestic and foreign bonds. Returns within the bond categories were highly varied. Riskier bonds such as high yield, non-investment grade bonds had exceptionally high returns while less risky bonds like U.S. Treasury bonds had much lower returns. High yield bonds often have high returns during periods of economic recovery because the improving economic environment reduces the risk of default. High quality bonds often perform poorly during these periods because of concerns that stronger economic growth will bring higher inflation rates and less accommodation by the Federal Reserve Board. Fund returns were enhanced by allocations to high yield bonds and investment-grade corporate bonds. Although the gains were not as large as for high yield bonds, investment grade corporate bonds also benefited from the economic recovery.4

The fund benefited from investments in foreign stocks.5 Investor concerns about the high U.S. current account deficit helped fuel a decline in the value of the dollar and corresponding rise in the value of foreign currencies. This resulted in most types of foreign securities outperforming their U.S. counterparts.

1 Performance quoted is based on net asset value, reflects past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

5 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Growth Allocation Fund (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2003 compared to the Standard and Poor's 500 Index (S&P 500)2 and the 80% Standard & Poor's 500 Index/
20% Lehman Brothers Aggregate Bond Index (80% S&P 500/20% LBAB).2

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	14.56%
5 Years	(0.15)%
Start of Performance (5/25/1994)	6.02%

GROWTH OF $25,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the 80% S&P 500/20% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 and the 80% S&P 500/20% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

GROWTH OF A $10,000 INVESTMENT-- SELECT SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Growth Allocation Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2003 compared to the Standard and Poor's 500 Index (S&P 500)2 and the 80% Standard & Poor's 500 Index/
20% Lehman Brothers Aggregate Bond Index (80% S&P 500/20% LBAB).2

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	13.81%
5 Years	(0.86)%
Start of Performance (5/25/1994)	5.29%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the 80% S&P 500/20% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 and the 80% S&P 500/20% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

Portfolio of Investments

November 30, 2003

Shares or Principal Amount			Value in U.S. Dollars
		MUTUAL FUNDS--85.0%[1]
5,981,834		Capital Appreciation Core Fund	$60,633,616
828,171		Federated International Capital Appreciation Fund, Class A	6,608,806
183,183		Federated Mortgage Core Portfolio	1,857,479
297,590		High Yield Bond Portfolio	2,032,538
739,431		Prime Value Obligations Fund, IS Shares	739,431

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $71,072,202)	71,871,870

		TREASURY SECURITIES--10.5%
$1,800,000	[2]	United States Treasury Bill, 1/29/2004 (security held as collateral for futures contracts)	1,797,372
3,000,000	[2]	United States Treasury Bill, 2/26/2004 (security held as collateral for futures contracts)	2,993,550
315,000		United States Treasury Bond, 6.125%, 11/15/2027	352,258
1,800,000		United States Treasury Bond, 8.125%, 5/15/2021	2,433,096
850,000		United States Treasury Note, 1.875%, 9/30/2004	854,182
405,000		United States Treasury Note, 6.500%, 10/15/2006	449,931

		TOTAL TREASURY SECURITIES (IDENTIFIED COST $8,431,925)	8,880,389

		TOTAL INVESTMENTS--95.5% (IDENTIFIED COST $79,504,127)[3]	80,752,259

		OTHER ASSETS AND LIABILITIES--NET--4.5%	3,797,600

		TOTAL NET ASSETS--100%	$84,549,859

1 Affiliated companies.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts was $4,760,100 at November 30, 2003.

3 The cost of investments for federal tax purposes amounts to $79,610,271.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $71,871,870 of investments in affiliated issuers (Note 6) (identified cost $79,504,127)		$80,752,259
Cash		2,132
Cash denominated in foreign currency (identified cost $50,457)		51,006
Income receivable		82,271
Receivable for daily variation margin		4,950
Receivable for investments sold		3,745,995
Receivable for shares sold		63,293

TOTAL ASSETS		84,701,906

Liabilities:
Payable for shares redeemed	$70,245
Payable for custodian fees	8,141
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	26,994
Payable for portfolio accounting fees (Note 6)	4,902
Payable for distribution services fee (Note 6)	15,679
Payable for shareholder services fee (Note 6)	9,721
Accrued expenses	16,365

TOTAL LIABILITIES		152,047

Net assets for 7,487,075 shares outstanding		$84,549,859

Net Assets Consist of:
Paid in capital		$97,734,502
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		1,281,899
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(14,506,795)
Undistributed net investment income		40,253

TOTAL NET ASSETS		$84,549,859

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$46,068,633 ÷ 4,075,302 shares outstanding		$11.30

Select Shares:
$38,481,226 ÷ 3,411,773 shares outstanding		$11.28

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $305,358 received from affiliated issuers (Note 6) and net of foreign taxes withheld of $31,985)			$1,413,892
Interest			286,805
Income allocated from partnership (Note 6)			68,849

TOTAL INCOME			1,769,546

Expenses:
Investment adviser fee (Note 6)		$605,500
Administrative personnel and services fee (Note 6)		157,877
Custodian fees		20,832
Transfer and dividend disbursing agent fees and expenses (Note 6)		151,492
Directors'/Trustees' fees		3,242
Auditing fees		21,608
Legal fees		5,480
Portfolio accounting fees (Note 6)		69,933
Distribution services fee--Select Shares (Note 6)		271,661
Shareholder services fee--Institutional Shares (Note 6)		111,280
Shareholder services fee--Select Shares (Note 6)		90,554
Share registration costs		34,783
Printing and postage		34,772
Insurance premiums		1,883
Miscellaneous		5,108

EXPENSES BEFORE ALLOCATION		1,586,005

Expenses allocated from partnership		1,796

TOTAL EXPENSES		1,587,801

Waivers and Reimbursements (Note 6):
Waiver/reimbursement of investment adviser fee	$(13,342)
Waiver of administrative personnel and services fee	(2,808)
Waiver of distribution services fee--Select Shares	(90,554)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(89,450)
Reimbursement of shareholder services fee--Select Shares	(355)

TOTAL WAIVERS AND REIMBURSEMENTS		(196,509)

Net expenses			1,391,292

Net investment income			378,254

Realized and Unrealized Gain on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $172,138 on sales of investments in affiliated issuers) (Note 6)			3,020,564
Net realized gain on futures contracts			520,826
Net realized loss allocated from partnership			(55,806)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			6,457,272

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			9,942,856

Change in net assets resulting from operations			$10,321,110

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$378,254	$708,791
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	3,485,584	(7,537,622)
Net realized gain on capital gain distributions from other investment companies	--	64
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	6,457,272	(7,628,290)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,321,110	(14,457,057)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(298,339)	(602,693)
Select Shares	(30,072)	(141,316)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(328,411)	(744,009)

Share Transactions:
Proceeds from sale of shares	15,472,010	23,966,439
Net asset value of shares issued to shareholders in payment of distributions declared	283,273	646,713
Cost of shares redeemed	(28,756,677)	(50,949,210)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,001,394)	(26,336,058)

Change in net assets	(3,008,695)	(41,537,124)

Net Assets:
Beginning of period	87,558,554	129,095,678

End of period (including undistributed net investment income of $40,253 and $31,498, respectively)	$84,549,859	$87,558,554

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Growth Allocation Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation. Effective October 6, 2003, the Fund changed its name from Federated Managed Growth Portfolio to Federated Growth Allocation Fund. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Federated Core Trust II (the "Core Trust II") which is independently managed by Federated Global Investment Management Corp. Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The Fund may invest in common stock (including American Depositary Receipts) of companies with large- and medium-market capitalization that offer superior growth prospects or of companies whose stock is undervalued primarily by investing in Capital Appreciation Core Fund ("CACORE"), a portfolio of Core Trust II. The investment objective of CACORE is to provide capital appreciation. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from CACORE. Additional information regarding CACORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2003, the Fund had net realized gain of $520,826 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	18 S&P 500 Index Futures	Long	$32,346

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/ depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(51,726)	$(51,726)	$(28,241)	$(29,296)	$57,537

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended November 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,017,141	$10,317,113	1,482,462	$15,964,791
Shares issued to shareholders in payment of distributions declared	25,784	254,443	47,485	512,172
Shares redeemed	(1,886,915)	(18,773,438)	(2,725,225)	(28,835,905)

NET CHANGE RESULTING FROM INSTITUTIONALSHARE TRANSACTIONS	(843,990)	$(8,201,882)	(1,195,278)	$(12,358,942)

Year Ended November 30	2003		2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	513,511	$5,154,897	748,013	$8,001,648
Shares issued to shareholders in payment of distributions declared	3,068	28,830	12,287	134,541
Shares redeemed	(1,008,644)	(9,983,239)	(2,083,775)	(22,113,305)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(492,065)	$(4,799,512)	(1,323,475)	$(13,977,116)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,336,055)	$(13,001,394)	(2,518,753)	$(26,336,058)

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnership.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets was as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(26,590)	$(41,088)	$67,678

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$328,411	$744,009

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$40,253
Net unrealized appreciation	$1,175,485
Capital loss carryforward	$14,368,305

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $79,610,271. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,141,988. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,466,072 and net unrealized depreciation from investments for those securities having an excess of cost over value of $324,084.

At November 30, 2003, the Fund had a capital loss carryforward of $14,368,305, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such a capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$7,242,673
2010	$7,125,632

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Capital Appreciation Core Fund	$68,849
Federated Mortgage Core Portfolio	$103,426
High Yield Bond Portfolio	$200,194
Prime Value Obligations Fund	$1,738

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $12,808 and $142,261, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$104,266,602
Sales	$115,108,200

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 100% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 From 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION
PORTFOLIOS AND SHAREHOLDERS OF FEDERATED GROWTH ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Growth Allocation Fund (the "Fund") as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Federated Growth Allocation Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 23, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993

Principal Occupations: Chairman and Director or
Trustee of the Federated Fund Complex;
Chairman and Director, Federated Investors, Inc.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the
Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment, Management Company, Federated Global Investment Management Corp. and Passport Research Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the
Federated Fund Complex; Professor of Medicine,
University of Pittsburgh; Medical Director,
University of Pittsburgh Medical Center Downtown; Hematologist,
Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees,
Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director,
University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village
Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting);
Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp.
(engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer,
Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: November 1999

John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in
December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst.
He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Growth Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

G00769-01 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

[Logo of Federated Investors]

Federated Moderate Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios
(formerly, Federated Managed Moderate Growth Portfolio)

ANNUAL SHAREHOLDER REPORT

November 30, 2003

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED   •   MAY LOSE VALUE   •   NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.99	$10.91	$12.33	$13.55	$13.15
Income From Investment Operations:
Net investment, income	0.17 [1]	0.22 [2]	0.29	0.39 [1]	0.35
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.18	(0.95)[2]	(0.89)	(0.64)	1.00

TOTAL FROM INVESTMENT OPERATIONS	1.35	(0.73)	(0.60)	(0.25)	1.35

Less Distributions:
Distributions from net investment income	(0.17)	(0.19)	(0.30)	(0.36)	(0.35)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.61)	(0.60)

TOTAL DISTRIBUTIONS	(0.17)	(0.19)	(0.82)	(0.97)	(0.95)

Net Asset Value, End of Period	$11.17	$ 9.99	$10.91	$12.33	$13.55

Total Return[3]	13.68%	(6.76)%	(5.17)%	(2.19)%	11.00%

Ratios to Average Net Assets:

Expenses	1.20%	1.09%	1.09%	1.07%	1.06%

Net investment income	1.69%	2.16%[2]	2.70%	2.89%	2.69%

Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$91,789	$95,288	$125,741	$161,366	$168,702

Portfolio turnover	121%	23%	36%	72%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.96	$10.87	$12.29	$13.51	$13.11
Income From Investment Operations:
Net investment income	0.10 [1]	0.15 [2]	0.23	0.30 [1]	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.19	(0.94)[2]	(0.91)	(0.64)	1.00

TOTAL FROM INVESTMENT OPERATIONS	1.29	(0.79)	(0.68)	(0.34)	1.26

Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.22)	(0.27)	(0.26)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.61)	(0.60)

TOTAL DISTRIBUTIONS	(0.10)	(0.12)	(0.74)	(0.88)	(0.86)

Net Asset Value, End of Period	$11.15	$ 9.96	$10.87	$12.29	$13.51

Total Return[3]	13.03%	(7.36)%	(5.89)%	(2.87)%	10.26%

Ratios to Average Net Assets:

Expenses	1.90%	1.79%	1.79%	1.77%	1.76%

Net investment income	0.99%	1.46%[2]	2.00%	2.19%	1.99%

Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$56,747	$58,706	$76,065	$89,725	$95,824

Portfolio turnover	121%	23%	36%	72%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the twelve month reporting period ended November 30, 2003, a shareholder in the Federated Moderate Allocation Fund's Institutional Shares had a total return of 13.68%1 while a shareholder in the fund's Select Shares had a total return of 13.03%.1

The primary influences on the returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. The fund has, by design, the next to highest allocation to stocks (after the Federated Growth Allocation Fund) of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for stocks versus bonds during the 12-month reporting period resulted in this fund having the next to highest returns of the other funds in the series. Returns were further enhanced by a higher than normal allocation to stocks that was maintained during the entire reporting period.

The stock portion of the fund is invested in a diversified portfolio of domestic and foreign stocks. Early in the 12-month reporting period, stock prices were depressed by concerns about a war in Iraq and weaker economic data. A successful end to the Iraq conflict combined with indications of faster growth of the U.S. economy and faster growth of corporate earnings resulted in a strong rally in stock prices. The continuation of the rally was supported by unusually strong economic growth during the third quarter of 2003. Small-cap stocks benefited the most from this recovery as indicated by a 36.28% return for the Russell 2000 Index.2 Returns of the fund were enhanced by investing a portion of the stock allocation in small-cap stocks.3

The bond portion of the fund is invested in a diversified portfolio of domestic and foreign bonds. Returns within the bond categories were highly varied. Riskier bonds such as high yield, non-investment grade bonds had exceptionally high returns while less risky bonds like U.S. Treasury bonds had much lower returns. High yield bonds often have high returns during periods of economic recovery because the improving economic environment reduces the risk of default. High quality bonds often perform poorly during these periods because of concerns that stronger economic growth will bring higher inflation rates and less accommodation by the Federal Reserve Board. Fund returns were enhanced by allocations to high yield bonds and investment-grade corporate bonds. Although the gains were not as large as for high yield bonds, investment grade corporate bonds also benefited from the economic recovery.4

The fund benefited from investments in both foreign stocks and bonds.5 Investor concerns about the high U.S. current account deficit helped fuel a decline in the value of the dollar and corresponding rise in the value of foreign currencies. This resulted in most types of foreign securities outperforming their U.S. counterparts.

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

5 International investing involves special risks including currency risk, increased volatility of foreign securities, and diferences in auditing and other financial standards.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Moderate Allocation Fund (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500 Index (S&P 500)2 and the 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index (60% S&P500/40% LBAB).2

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	13.68%
5 Years	1.76%
Start of Performance (5/25/1994)	6.76%

GROWTH OF $25,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the 60% S&P 500/40% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.The S&P 500 and the 60% S&P500/40% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

GROWTH OF A $10,000 INVESTMENT -- SELECT SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Moderate Allocation Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500 Index (S&P 500)2 and the 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index (60% S&P500/40% LBAB).2

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	13.03%
5 Years	1.08%
Start of Performance (5/25/1994)	6.04%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the 60% S&P500/40% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 and the 60% S&P500/40% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

Portfolio of Investments

November 30, 2003

Shares or Principal Amount			Value in U.S. Dollars
		Mutual Funds--89.4%1
8,148,202		Capital Appreciation Core Fund	$82,592,542
65,432		Emerging Markets Fixed Income Core Fund	941,632
1,214,236		Federated Intermediate Income Fund, Class IS	12,433,768
1,121,085		Federated International Capital Appreciation Fund, Class A	8,946,255
1,463,961		Federated Mortgage Core Portfolio	14,844,561
347,299		Federated U.S. Government Securities Fund: 2-5 Years, Class IS	3,983,518
570,031		High Yield Bond Portfolio	3,893,314
5,116,878		Prime Value Obligations Fund, IS Shares	5,116,878

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $131,212,017)	132,752,468

		Treasury Securities--10.5%
$7,300,000	[2]	United States Treasury Bill, 2/12/2004 (security held as collateral for futures contracts)	7,286,933
933,000		United States Treasury Bond, 6.125%, 11/15/2027	1,043,355
5,180,000		United States Treasury Bond, 8.875%, 8/15/2017	7,288,415

		TOTAL TREASURY SECURITIES (IDENTIFIED COST $15,013,739)	15,618,703

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $146,225,756)3	148,371,171

		OTHER ASSETS AND LIABILITIES--NET--0.1%	165,440

		TOTAL NET ASSETS--100%	$148,536,611

1 Affiliated companies.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open index futures was $7,404,600 at November 30, 2003.

3 The cost of investments for federal tax purposes amounts to $146,545,212.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $132,752,468 of investments in affiliated issuers (Note 6) (identified cost $146,225,756)		$148,371,171
Cash		77
Cash denominated in foreign currency (identified cost $67,169)		67,879
Income receivable		199,790
Receivable for daily variation margin		7,700
Receivable for shares sold		39,132

TOTAL ASSETS		148,685,749

Liabilities:
Payable for shares redeemed	$58,394
Payable for custodian fees	15,981
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	24,519
Payable for Directors'/Trustees' fees	163
Payable for portfolio accounting fees (Note 6)	5,823
Payable for distribution services fees (Note 6)	23,232
Payable for shareholder services fees (Note 6)	15,385
Accrued expenses	5,641

TOTAL LIABILITIES		149,138

Net assets for 13,310,091 shares outstanding		$148,536,611

Net Assets Consist of:
Paid in capital		$156,241,278
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		2,169,157
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(11,179,752)
Undistributed net investment income		1,305,928

TOTAL NET ASSETS		$148,536,611

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$91,789,197 ÷ 8,219,030 shares outstanding		$11.17

Select Shares:
$56,747,414 ÷ 5,091,061 shares outstanding		$11.15

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $1,037,185 received from affiliated issuers (Note 6) and net of foreign taxes withheld of $42,461)			$2,444,444
Interest			1,622,676
Income allocated from partnership (Note 6)			104,148

TOTAL INCOME			4,171,268

Expenses:
Investment adviser fee (Note 6)		$1,083,437
Administrative personnel and services fee (Note 6)		157,877
Custodian fees		50,667
Transfer and dividend disbursing agent fees and expenses (Note 6)		196,996
Directors'/Trustees' fees		3,770
Auditing fees		12,754
Legal fees		6,183
Portfolio accounting fees (Note 6)		73,532
Distribution services fee--Select Shares (Note 6)		405,829
Shareholder services fee--Institutional Shares (Note 6)		225,869
Shareholder services fee--Select Shares (Note 6)		135,276
Share registration costs		35,057
Printing and postage		35,646
Insurance premiums		362
Miscellaneous		5,371

EXPENSES BEFORE ALLOCATION		2,428,626

Expense allocated from partnership		2,467

TOTAL EXPENSES		2,431,093

Waivers and Reimbursements (Note 6):
Reimbursement of investment adviser fee	$(2,867)
Waiver of administrative personnel and services fee	(2,755)
Waiver of distribution services fee--Select Shares	(135,276)
Waiver/reimbursement of shareholder services fee--Institutional Shares	(181,356)
Reimbursement of shareholder services fee--Select Shares	(407)

TOTAL WAIVERS AND REIMBURSEMENTS		(322,661)

Net expenses			2,108,432

Net investment income			2,062,836

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $156,667 on sales of investments in affiliated issuers) (Note 6)			7,697,836
Net realized gain on futures contracts			1,385,003
Net realized loss allocated from partnership			(77,024)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			6,670,467

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			15,676,282

Change in net assets resulting from operations			$17,739,118

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,062,836	$3,403,910
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	9,005,815	(7,675,745)
Net realized gain on capital gain distributions from other investment companies	--	289
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	6,670,467	(9,678,590)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,739,118	(13,950,136)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,519,492)	(2,128,609)
Select Shares	(529,828)	(753,967)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,049,320)	(2,882,576)

Share Transactions:
Proceeds from sale of shares	19,862,598	38,391,922
Net asset value of shares issued to shareholders in payment of distributions declared	1,727,524	2,330,837
Cost of shares redeemed	(42,737,074)	(71,701,917)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,146,952)	(30,979,158)

Change in net assets	(5,457,154)	(47,811,870)

Net Assets:
Beginning of period	153,993,765	201,805,635

End of period (including undistributed net investment income of $1,305,928 and $221,028, respectively)	$148,536,611	$153,993,765

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Moderate Allocation Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective. Effective October 6, 2003, the Fund changed its name from Federated Managed Moderate Growth Portfolio to Federated Moderate Allocation Fund. The Fund offers two classes of shares: Institutional Shares and Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Federated Core Trust II (the "Core Trust II") which is independently managed by Federated Global Investment Management Corp. Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The Fund may invest in common stock (including American Depositary Receipts) of companies with large- and medium-market capitalizations that offer superior growth prospects or of companies whose stock is undervalued primarily by investing in Capital Appreciation Core Fund ("CACORE"), a portfolio of Core Trust II. The investment objective of CACORE is to provide capital appreciation. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from CACORE. Additional information regarding CACORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2003, the Fund had net realized gains of $1,385,003 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	28 S & P 500 Index Futures	Long	$21,934

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/ depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/ 2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(213,700)	$(213,700)	$(159,793)	$(138,673)	$298,466

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,364,181	$13,752,240	2,810,732	$29,742,487
Shares issued to shareholders in payment of distributions declared	120,801	1,235,050	156,935	1,644,763
Shares redeemed	(2,803,892)	(28,320,189)	(4,959,332)	(51,125,280)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,318,910)	$(13,332,899)	(1,991,665)	$(19,738,030)

Year Ended November 30	2003		2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	602,008	$6,110,358	845,425	$8,649,435
Shares issued to shareholders in payment of distributions declared	48,227	492,474	65,429	686,074
Shares redeemed	(1,453,082)	(14,416,885)	(2,013,602)	(20,576,637)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(802,847)	$(7,814,053)	(1,102,748)	$(11,241,128)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,121,757)	$(21,146,952)	(3,094,413)	$(30,979,158)

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted interest, discount accretion/premium amortization on debt securities and tax allocated income from partnership.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(46,820)	$1,071,384	$(1,024,564)

Net investment income, net realized gains (losses) as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$2,049,320	$2,882,576

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 1,346,903
Net unrealized appreciation	$ 1,849,701
Capital loss carryforward	$10,879,337

The difference between book-basis and tax basis unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $146,545,212. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,825,959. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,467,395 and net unrealized depreciation from investments for those securities having an excess of cost over value of $641,436.

At November 30, 2003, the Fund had a capital loss carryforward of $10,879,337 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$4,101,638
2010	$6,777,699

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Capital Appreciation Core Fund	$101,534
Emerging Markets Fixed Income Core Fund	$2,614
Federated Intermediate Income Fund	$10,441
Federated Mortgage Core Portfolio	$652,398
Federated U.S. Government Securities Fund: 2-5 years	$4,337
High Yield Bond Portfolio	$364,471
Prime Value Obligations Fund	$5,538

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $142,260 and $12,862, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$155,721,905
Sales	$167,892,545

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respectiv e counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 46.23% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS
AND SHAREHOLDERS OF FEDERATED MODERATE ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Moderate Allocation Fund (the "Fund") as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Federated Moderate Allocation Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
Janruary 23, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--fou r portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1993

Principal Occupations: Chairman and Director or Trustee of the
Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
Research. Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees,
Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director,
University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting);
Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and
Chief Operating Officer, Wang Laboratories; Director,
First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP);
Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University;
Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp.
(engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University;
Dean and Professor of Law, University of Pittsburgh School of Law;
Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.;
Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: November 1999

John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Moderate Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

G00871-01 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date          January 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/J. Christopher Donahue, Principal Executive Officer

Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        January 27, 2004